INTERESTS IN JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Interests In Joint Arrangements [Abstract]
Disclosure of interests in joint arrangements [text block]
NOTE 16.  INTERESTS IN JOINT ARRANGEMENTS

Investments and contributions
The main operations carried out as of December 31, 2024 and
December
31, 2023 are reported below:

During 2024, Arauco made contributions of non-monetary assets to Agrícola Fresno SpA for a total amount of ThU.S.$ 12,066 through the subsidiary Forestal Arauco S.A.

On December 18, 2024, Arauco made a capital contribution to the company Sonae Arauco S.A. for Th€ 25,000 (equivalent to ThU.S.$ 24,240 on the payment date), through its subsidiary in the United Kingdom, Arauco Wood Limited, maintaining 50% of control as a joint agreement.

On March 12, 2024, Eufores S.A. and Forestal Cono Sur S.A. (entities classified as Arauco’s joint operation in Uruguay), acquired all shares and social rights of four companies owned by Global Timber Spain SLU and Global Timber International LLC.
The acquired companies are Taurion S.A., Taurion Asociación Agraria de Responsabilidad Limitada, Monte Fresnos S.A. and Monte Fresnos Asociación Agraria de Responsabilidad Limitada.
Collectively, these companies own approximately 32,000 hectares in Uruguay, of which approximately 19,000 hectares are planted with eucalyptus trees. The price agreed for this operation amounted to ThU.S.$ 80,287 and the amount paid during the period was ThU.S.$ 72,038.

On March 6, 2024, Arauco made a capital contribution to Eufores S.A., a company that is part of the joint operation in Uruguay, for a total of ThU.S.$ 60,000, through its subsidiary Inversiones Arauco Internacional Ltda., maintaining 50% of control as a joint agreement. These funds were invested in the acquisition of the above-mentioned companies. As of December 31, 2023, Arauco did not make contributions to the companies part of the joint operation.

On September 13, 2023, Arauco, acquired 51.1278% of the company TreeCo, Inc. in the United States, through its United Kingdom investment company Arauco Ventures Ltd. This company is engaged in research aimed at development and studies focusing on the development and commercial application of genome editing, biotechnology and forest genetics technologies and/or knowledge, including in vitro and ex vitro plant propagation, tissue culture and clone delivery, plant establishment, wood property analysis and development or sale of clones, seedlings and trees for application to forestry. The price agreed for the shares representing the aforementioned shareholding percent is ThU.S.$ 48,900, payable based on the committed agreements. At the closing of these financial statements the amount paid was ThU.S.$ 12,745. This operation generated a goodwill of ThU.S.$ 39,577 that is presented in the financial statement as part of the investment.

As of January 9, 2023, Maderas Arauco S.A. made a capital contribution to E2E SpA, through the capitalization of loans maintained with this entity for ThCLP$ 4,446,808 (equivalent to ThU.S.$ 5,254).

The investments in Uruguay qualify as a joint operation, and Arauco holds a 50% interest in these investments. In relation to “other rights and contractual conditions”, the joint operation has the primary objective of providing the parties an output. As established in the “Pulp Supply Agreement”, both Arauco and its partner have the obligation to acquire 100% of the yearly pulp produced by the joint operation. Arauco has recognized the assets, liabilities, income and expenses associated with its interest ownership, pursuant to IFRS 11.

Arauco holds a 50% interest in Sonae Arauco, which subsidiary produces and commercializes wood panels, of the type of MDF, PB and OSB, and sawn timber, through the operation of two panel plants and one sawmill in Spain; two panel plants and one resin plant in Portugal; three panel plants in Germany and two panel plants in South Africa.

Furthermore, Arauco holds a 50% ownership in Eka Chile S.A. (“Eka”), a company that sells sodium chlorate to pulp plants in Chile. There is a contractual agreement with this company whereby Arauco has engaged in an economic activity subject to common control, which is classified as a joint venture.

The following tables set forth summarized financial information of the more significant interests in joint arrangements, which qualify as joint operations:

	12-31-2024		12-31-2023
Celulosa y Energía Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	406,706	41,608	408,066	44,798
Non-current	1,915,522	125,452	1,948,800	133,661
Equity	-	2,155,168	-	2,178,407
Total joint arrangement	2,322,228	2,322,228	2,356,866	2,356,866
Investment	1,077,584		1,089,204

	12-31-2024	12-31-2023	12-31-2022
Net income (loss)	ThU.S.$	ThU.S.$	ThU.S.$
Income	1,017,324	941,429	1,108,952
Expenses	(668,473)	(664,772)	(636,797)
Joint arrangement net income (loss)	348,851	276,657	472,155

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Forestal Cono Sur S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	55,490	5,971	51,173	5,911
Non-current	157,848	8,584	150,619	3,931
Equity	-	198,783	-	191,950
Total joint arrangement	213,338	213,338	201,792	201,792
Investment	99,392		95,975

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	8,061	8,775	2,870
Expenses	(1,226)	3,632	(434)
Joint arrangement net income (loss)	6,835	12,407	2,436

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Eufores S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	176,029	248,064	150,509	223,974
Non-current	1,151,591	144,326	965,695	116,226
Equity	-	935,230	-	776,004
Total joint arrangement	1,327,620	1,327,620	1,116,204	1,116,204
Investment	467,615		388,002

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	321,339	288,378	252,524
Expenses	(280,007)	(216,764)	(237,338)
Joint arrangement net income (loss)	41,332	71,614	15,186

	12-31-2024		12-31-2023
Zona Franca Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	8,407	88,462	6,842	90,235
Non-current	419,279	-	425,634	-
Equity	-	339,224	-	342,241
Total joint arrangement	427,686	427,686	432,476	432,476
Investment	169,612		171,121

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	21,875	21,172	20,703
Expenses	(24,892)	(24,139)	(10,120)
Joint arrangement net income (loss)	(3,017)	(2,967)	10,583

The following tables set forth summarized financial information of the more significant interests in joint ventures accounted in for equity method and its movements are presented in Note 15:

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Eka Chile S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	14,277	3,643	16,898	4,397
Non-current	41,071	5,227	39,854	5,142
Equity	-	46,478	-	47,213
Total joint arrangement	55,348	55,348	56,752	56,752
Investment	23,239		23,607

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	51,599	50,825	45,335
Expenses	(46,334)	(47,613)	(41,580)
Joint arrangement net income (loss)	5,265	3,212	3,755
Other comprehensive income	-	-	-
Comprehensive income	5,265	3,212	3,755
Dividends	3,000	1,500	500

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Sonae Arauco S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	254,698	244,912	274,085	202,434
Non-current	701,355	288,452	705,465	346,471
Equity	-	422,689	-	430,645
Total joint arrangement	956,053	956,053	979,550	979,550
Net assets	192,764		194,762
Net asset adjustment (goodwill)	18,581		20,561
Investment	211,345		215,323

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	925,346	1,018,422	1,241,698
Expenses	(973,381)	(1,005,984)	(1,159,060)
Joint arrangement net income (loss)	(48,035)	12,438	82,638
Other comprehensive income	-	-	-
Comprehensive income	(48,035)	12,438	82,638
Dividends	-	-	33,176

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Agrícola El Paque SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	318	152	245	77
Non-current	4,323	602	4,240	225
Equity	-	3,887	-	4,183
Total joint arrangement	4,641	4,641	4,485	4,485
Investment	1,944		2,091

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	198	-	-
Expenses	(105)	37	379
Joint arrangement net income (loss)	93	37	379
Other comprehensive income	-	-	-
Comprehensive income	93	37	379
Dividends	-		-

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Parque Eólico Ovejera del Sur SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	231	545	301	95
Non-current	2,806	192	3,103	-
Equity	-	2,300	-	3,309
Total joint arrangement	3,037	3,037	3,404	3,404
Investment	1,150		1,655

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	-	-	-
Expenses	(962)	(63)	(43)
Joint arrangement net income (loss)	(962)	(63)	(43)
Other comprehensive income	-	-	-
Comprehensive income	(962)	(63)	(43)
Dividends	-	-	-

	12-31-2024		02-28-2023
	Assets	Liabilities	Assets	Liabilities
E2E SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	-	-	7,693	20,282
Non-current	-	-	21,411	2,520
Equity	-	-	-	6,302
Total joint arrangement	-	-	29,104	29,104
Investment	-		3,151

	12-31-2024	02-28-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	-	224	2,183
Expenses	-	(1,244)	(35,759)
Joint arrangement net income (loss)	-	(1,020)	(33,576)
Other comprehensive income	-	-	-
Comprehensive income	-	(1,020)	(33,576)
Dividends	-	-	-

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Agrícola San Gerardo SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	1,036	126	765	2,225
Non-current	4,391	1,862	4,981	-
Equity	-	3,439	-	3,521
Total joint arrangement	5,427	5,427	5,746	5,746
Investment	1,720		1,761

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	757	-	-
Expenses	(514)	31	109
Joint arrangement net income (loss)	243	31	109
Other comprehensive income	-	-	-
Comprehensive income	243	31	109
Dividends	-	-	-

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Agrícola Fresno SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	2,763	17,987	2,939	7,558
Non-current	138,270	3,757	96,303	1,159
Equity	-	119,289	-	90,525
Total joint arrangement	141,033	141,033	99,242	99,242
Investment	59,645		45,263

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	155	-	-
Expenses	(1,492)	(1,198)	(33)
Joint arrangement net income (loss)	(1,337)	(1,198)	(33)
Other comprehensive income	-	-	-
Comprehensive income	(1,337)	(1,198)	(33)
Dividends	-	-	-

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
TreeCo Inc.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	2,485	202	2,823	514
Non-current	14,434	-	15,593	-
Equity	-	16,717	-	17,902
Total joint arrangement	16,919	16,919	18,416	18,416
Investment on equity	8,547		9,153	-
Goodwill	39,576		39,747
	48,123		48,900

	12-31-2024	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$	ThU.S.$
Income	-	-	-
Expenses	(1,519)	-	-
Joint arrangement net income (loss)	(1,519)	-	-
Other comprehensive income	-	-	-
Comprehensive income	(1,519)	-	-
Dividends	-	-	-